Receivable from and Payable to Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Receivables from Ocwen	$ 3,232
Ocwen
Related Party Transaction [Line Items]
Servicing fees collected	1,909	[1]
Professional services	669	[2]
Other	654
Subservicing fees payable	4,055	[3]
Professional services	10	[2]
Advance purchases	17,196	[4]
Other	4,988	[5]	1,478	[5]
Payables to related party	26,249		1,478
Altisource
Related Party Transaction [Line Items]
Payables to related party	$ 65		$ 9

[1]	Ocwen is required to remit to us servicing fees it collects on our behalf within two business days. The amount due from Ocwen at September 30, 2012 represents servicing fees collected but not remitted at the end of the month. We record servicing fees we collect less the subservicing fee we pay to Ocwen as Interest income as shown in Note 9.
[2]	The respective amounts are for professional services provided from March 2012 through September 2012.
[3]	The base fee and performance fee, if any, that comprise the servicing fee expense are calculated and paid to Ocwen within three business days following the end of the month.
[4]	This represents the amount due to Ocwen for servicing advances that HLSS is obligated to purchase under the terms of the Purchase Agreement as of September 30, 2012.
[5]	At September 30, 2012 we owed Ocwen for certain purchase price adjustments pertaining to the September 28, 2012 Follow On Offering purchase ($4,260). At December 31, 2011, we owed Ocwen $1,478 for offering costs associated with our IPO. Ocwen made certain of these payments on our behalf, which we reimbursed in March 2012 after the completion of our IPO.